Prepaid Expenses and other receivable (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Deferred revenue	$ 15,000	$ 22,000	$ 120,000